Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 80,840	R$ 101,880
Labor provisions	9,860	4,419
Payables on social security and taxes other than income tax	90,700	106,299
Current	87,732	106,299
Non-current	R$ 2,968	R$ 0